Lease liabilities	12 Months Ended
Dec. 31, 2021
Lease liabilities
Lease liabilities

24 Lease liabilities

The following table shows the remaining contractual maturities of the Group’s lease liabilities at the end of the reporting periods:

	December 31,
	2021	2020
	$	$
Within 1 year	1,666,978	865,283
After 1 year but within 2 years	1,191,547	543,036
After 2 years but within 5 years	1,298,897	261,538
After 5 years	1,109,788	—
	3,600,232	804,574
Total	5,267,210	1,669,857